     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier, Vermont 05604

     Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3113

Date of fiscal year end:	December	31, 2008
Date of reporting period:	June 30,	2008

SEMI-ANNUAL REPORT

June 30, 2008

Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Growth Fund
Sentinel Variable Products Money Market Fund
Sentinel Variable Products Small Company Fund

The Essential
Elements of Investing℠

Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Variable Products Balanced Fund

8	Sentinel Variable Products Bond Fund

10	Sentinel Variable Products Common Stock Fund

12	Sentinel Variable Products Mid Cap Growth Fund

14	Sentinel Variable Products Money Market Fund

16	Sentinel Variable Products Small Company Fund

18	Statement of Assets and Liabilities

20	Statement of Operations

22	Statement of Changes in Net Assets

24	Financial Highlights

26	Notes to Financial Highlights

27	Notes to Financial Statements

31	Actual and Hypothetical Expenses for Comparison Purposes

32	Information and Services for Shareholders

33	Trustees & Officers

Message to Shareholders

It is official. We are in a bear market. The definition is a 20% correction from recent highs. From October 2007 to July 2008, the S&P 5001, the Dow Jones Industrials2 and the NASDAQ Composite3 indices all closed down by more than 20%. Overseas markets held out better, especially for investors accounting in US dollars, but fell by more than 11%. Recent high-fliers like China and India fell 50% and 33% from over-bought situations earlier in the year. During the period under review, the six months ended at the end of June, much of the process started. Since then, we have seen accelerating bad news and confusion.

Why? We must start where we left off six months ago, with the credit crisis originating in banks. The heart of the problem lay in a) leverage, with prominent banks geared 30 to 40 times and b) valuation and asset sales, particularly mortgage derivatives. For the first, imagine asking a bank for a loan 40 times your net worth and, should they not escort you from the premises, what it would do to your home finances? For the second, think of a tag sale, where everyone sells the same junk on the same street, on the same Saturday, in freezing weather…in Greenland. Everyone is miserable. Financial service companies are having their worst year in decades with no end in sight. The Fed acted as undertaker to Bear Stearns, opened its discount window, the overnight borrowing facility reserved for traditional banks, to all-comers and probed for new regulation. There have been recent calls for a “brave new world” of regulation. Perhaps. But Huxley’s novel ended badly and “Eyeless in Gaza” is more appropriate. We await developments.

Second, commodity and energy prices have risen dramatically. Oil recently traded at $144 a barrel and with geo-political tensions high, could spike more. This has dramatic economic effects. It depresses profitability across a number of industries, most obviously airlines, retailers, leisure companies and autos but also where unproductive capital, for example old aircraft, cars, farm machinery, equipment and transport, have to be scrapped. The real economy also experiences inflation of all goods and services. Unfortunately, the countless revisions to the Consumer Price Index over the years, has made it a less accurate measure of prices in the economy. We know that it is rising and at a rate faster than Central Bankers are comfortable. People experience inflation in higher fuel costs, utilities and food. Inflation is rarely good for an economy and we are wrestling with its first serious resurgence in the west for nearly 25 years.

Third, the real economy, the part of the economy that affect jobs, output, exports and prices, has been deteriorating, partly because of the two influences cited but also as consumers make adjustments from falling house prices, rising health care and food prices, and over-leverage. We see the effects in downward revisions from companies in their earnings forecasts, inventory build up, lower purchasing orders and lower operating margins. The combination of lower growth and profits and higher interest rates and inflation is not pretty and there is plenty of gloom to go around. This also, as a lifetime of investing and fortitude at Sentinel has taught us, is a time of opportunity.

We are cautious but never despondent. Retrenchment is healthy for an economy and, in this case, we have many years of excess to unwind. We have experience investing in all times: euphoria, inflation, despondency, crisis and excess. We apply what we know. The first rule of investment remains: diversify. We build our portfolio of investments using a process of broad diversification across industries and companies. The second rule is quality. We buy quality companies, with strong balance sheets, proven management, robust products and healthy margins. Right now we see them in infrastructure, capital equipment, service providers and energy. We believe that the stock market is a voting machine in the short term and weighing machine in the long term, so we are more interested in substance and knowledge, not opinion and caprice. The third rule is we do not forget rules one and two.

Market volatility is unsettling, but changes nothing about how we analyze securities. We continue to manage portfolios as we always have, with the same disciplined processes that have added value over time. We believe that investors who diversify across a wide range of asset classes, take a long-term view, and pay attention to fees and expenses, have the best chance of achieving their goals in any market environment.

As always, we thank you for your business and I hope you will call me if you have any questions.

1 The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.
2 The Dow Jones Industrial Average is an unmanaged index which represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies.
3 The NASDAQ Composite Index is an unmanaged index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market.
 An investment cannot be made directly into indices.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investment in Securities	4 Statement of Changes in Net Assets
This schedule shows you which investments your fund owned	These statements show how each fund’s net assets changed
on the last day of the reporting period. The schedule includes:	over the past two reporting periods. It details how much a fund grew or shrank as a result of:
• a list of each investment
• operations — a summary of the Statement of Operations
• the number of shares/par amount of each stock, bond or	for the most recent period
short-term note
• distributions — income and gains distributed to
• the market value of each investment	shareholders

• the percentage of investments in each industry	• capital share transactions — shareholders’ purchases,
reinvestments, and redemptions
• the percent and dollar breakdown of each category
Net assets at the beginning of the period plus the sum of
operations, distributions to shareholders and capital share
2 Statement of Assets and Liabilities	transactions result in net assets at the end of the period.

This statement details what the fund owns (assets), what it
owes (liabilities), and its net assets as of the last day of the	5 Financial Highlights
period. If you subtract what the fund owes from what it owns,
you get the fund’s net assets. For each class of shares, the	These statements itemize current period activity and statistics
net assets divided by the total number of shares outstanding	and provide comparison data for the last five fiscal years (or
gives you the price of an individual share, or the net asset	less if the fund or class is not five years old). On a per-share
value per share.	basis, it includes:

Net Assets are also broken down by capital (money invested	• share price at the beginning of the period
by shareholders); net investment income not yet paid to
shareholders or net investment losses, if any; net gains earned	• investment income and capital gains or losses
on investments but not yet paid to shareholders or net losses
on investments (known as realized gains or losses); and finally	• income and capital gains distributions paid to shareholders gains or losses on securities still owned by the fund (known
as unrealized appreciation or depreciation). This breakdown	• share price at the end of the period
tells you the value of net assets that are performance-related,	It also includes some key statistics for the period:
such as investment gains or losses, and the value of net assets
that are not related to performance, such as shareholder	• total return — the overall percentage return of the fund,
investments and redemptions.	assuming reinvestment of all distributions

• expense ratio — operating expenses as a percentage of
3 Statement of Operations	average net assets
This statement breaks down how each fund’s net assets
changed during the period as a result of the fund’s operations.	• net income ratio — net investment income as a percentage
It tells you how much money the fund made or lost after taking	of average net assets
into account income, fees and expenses, and investment gains
or losses. It does not include shareholder transactions and	• portfolio turnover — the percentage of the portfolio that
distributions. Fund Operations include:	was replaced during the period.

• income earned from investments

• management fees and other expenses

• gains or losses from selling investments (known as realized gains or losses)

• gains or losses on current fund holdings (known as
unrealized appreciation or depreciation)

5

Sentinel Variable Products Balanced Fund

(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets

Common Stocks	68.2%

U.S. Government Obligations	29.4%

Cash and Other	2.4%

Top 10 Equity Holdings*		Top Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

Weatherford Int'l. Ltd.	2.1%	FNR 06-63 VH	6.50%	03/25/23	8.3%

ExxonMobil Corp.	1.9%	FHR 2454 BK	6.50%	05/15/32	5.6%

United Technologies Corp.	1.6%	FNR 06-66 NV	6.50%	02/25/24	2.8%

Chevron Corp.	1.6%	FNR 06-78 BV	6.50%	06/25/23	2.8%

Time Warner, Inc.	1.6%	FNR 06-88 BV	6.50%	11/25/25	2.8%

Schlumberger Ltd.	1.4%	FNMA 929633	6.00%	06/01/38	2.7%

General Electric Co.	1.4%	FGLMC G04324	4.50%	05/01/38	2.5%

Honeywell Int'l., Inc.	1.4%	FGLMC G08050	4.50%	04/01/35	2.0%

Procter & Gamble Co.	1.3%	Total of Net Assets*			29.5%

Praxair, Inc.	1.2%

Total of Net Assets*	15.5%

Average Effective Duration (for all Fixed Income Holdings) 4.4 years**
*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2008 (Unaudited)

		Principal		Principal
		Amount	Value	Amount			Value			Shares	Value
		(M=$1,000)	(Note 2)	(M=$1,000)			(Note 2)				(Note 2)

U.S. Government Obligations 29.4%				FNR 06-78 BV				McDonald's Corp.		2,000	$112,440
U.S. Government Agency				6.5%, 06/25/23		500M	$525,223	McGraw-Hill Cos., Inc.		2,200	88,264
Obligations	29.4%			FNR 06-66 NV
Federal Home Loan Mortgage				6.5%, 02/25/24		500M	530,400	Time Warner, Inc.		20,000	296,000
Corporation	10.0%			FNR 06-88 BV				TJX Cos., Inc.		1,700	53,499
Collateralized Mortgage Obligations:				6.5%, 11/25/25		500M	523,251	Walt Disney Co.		2,000	62,400
FHR 2454 BK							3,153,762				767,373
6.5%, 05/15/32		1,000M	$1,054,521	Mortgage-Backed Securities:				Consumer Staples	5.7%

Mortgage-Backed Securities:				30-Year:				Altria Group, Inc.		2,000	41,120
30-Year:				FNMA 929633				CVS Caremark Corp.		2,700	106,839
FGLMC G08050				6%, 06/01/38		500M	504,375
4.5%, 04/01/35		409M	379,638	Total Federal National				Diageo PLC ADR		1,000	73,870
FGLMC G04324				Mortgage Association			3,658,137	HJ Heinz Co.		4,000	191,400
4.5%, 05/01/38		499M	463,468	Total U.S. Government				Kellogg Co.		2,500	120,050
			843,106	Obligations				Kraft Foods, Inc.		1,384	39,375
Total Federal Home Loan				(Cost $5,456,399)			5,555,764	PepsiCo, Inc.		2,500	158,975
Mortgage Corporation			1,897,627
								Philip Morris Int'l., Inc.		2,000	98,780
Federal National Mortgage
Association	19.4%			Shares				Procter & Gamble Co.		4,000	243,240
Collateralized Mortgage Obligations:				Common Stocks	68.2%						1,073,649
FNR 06-63 VH				Consumer Discretionary	4.1%			Energy	10.5%
6.5%, 03/25/23		1,500M	1,574,888	Comcast Corp.		8,250	154,770	Chevron Corp.		3,000	297,390
								EOG Resources, Inc.		1,500	196,800

6 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund (Continued)

Shares			Value	Shares			Value	Shares			Value
			(Note 2)				(Note 2)				(Note 2)

ExxonMobil Corp.		4,000	$352,520	Zimmer Holdings, Inc. *		3,000	$204,150	Telecommunication Services	2.0%
Noble Energy, Inc.		2,000	201,120				1,930,278	America Movil SA de CV
Pride Int'l., Inc. *		3,500	165,515	Industrials	10.4%			ADR		3,500	$184,625
Schlumberger Ltd.		2,500	268,575	Boeing Co.		2,000	131,440	AT&T, Inc.		2,400	80,856
Transocean, Inc.		713	108,654	Canadian National				Verizon Communications,
								Inc.		3,000	106,200
Weatherford Int'l. Ltd. *		8,000	396,720	Railway Co.		1,800	86,544
			1,987,294	Deere & Co.		1,500	108,195				371,681
Financials	8.0%			General Dynamics Corp.		1,800	151,560	Utilities	1.7%
ACE Ltd.		1,700	93,653	General Electric Co.		10,000	266,900	Entergy Corp.		1,000	120,480
American Express Co.		2,700	101,709	Honeywell Int'l., Inc.		5,200	261,456	NRG Energy, Inc. *		4,800	205,920
											326,400
American Int'l. Group, Inc.		3,000	79,380	Northrop Grumman Corp.		1,700	113,730	Total Common Stocks
Ameriprise Financial, Inc.		540	21,962	Rockwell Automation, Inc.		1,500	65,595	(Cost $10,376,339)			12,862,871
Bank of America Corp.		5,000	119,350	Tyco Int'l. Ltd.		1,500	60,060	Total Investments	97.6%
Bank of New York Mellon				Union Pacific Corp.		3,000	226,500	(Cost $15,832,738)†			18,418,635
Corp.		3,800	143,754	United Technologies Corp.		5,000	308,500	Other Assets in
Citigroup, Inc.		5,000	83,800	Waste Management, Inc.		5,000	188,550	Excess of
Goldman Sachs Group,							1,969,030	Liabilities	2.4%		453,937
Inc.		600	104,940	Information Technology	12.0%			Net Assets	100.0%		$ 18,872,572
Hartford Financial				Accenture Ltd.		2,100	85,512
Services		1,500	96,855
				Activision, Inc. *		3,000	102,210
JPMorgan Chase & Co.		2,500	85,775					* Non-income producing
				Adobe Systems, Inc. *		3,500	137,865
Marsh & McLennan Cos.,								†	Cost for federal income tax purposes is
Inc.		2,500	66,375	Broadcom Corp. *		5,000	136,450	$15,832,738. At June 30, 2008 unrealized
				Cisco Systems, Inc. *		6,000	139,560	appreciation for federal income tax
Merrill Lynch & Co., Inc.		1,600	50,736					purposes aggregated $2,585,897 of which
Moody's Corp.		2,500	86,100	Dolby Laboratories, Inc. *		1,500	60,450	$3,466,308 related to appreciated
Morgan Stanley		1,700	61,319	EMC Corp. *		5,600	82,264	securities and $880,411 related to
The Travelers Cos., Inc.		2,500	108,500	Intel Corp.		7,500	161,100	depreciated securities.
US Bancorp		3,400	94,826	Int'l. Business Machines				ADR - American Depository Receipt
				Corp.		1,500	177,795
Wells Fargo & Co.		4,200	99,750	KLA-Tencor Corp.		3,500	142,485
			1,498,784	Microchip Technology,
Health Care	10.2%			Inc.		3,000	91,620
Amgen, Inc. *		2,300	108,468	Microsoft Corp.		7,000	192,570
Bristol-Myers Squibb Co.		4,800	98,544	Motorola, Inc.		7,000	51,380
Celgene Corp. *		800	51,096	NetApp, Inc. *		7,200	155,952
Cigna Corp.		2,500	88,475	Nokia Corp. ADR		7,200	176,400
Covidien Ltd.		3,500	167,615	SAP AG ADR		3,400	177,174
Eli Lilly & Co.		2,500	115,400	Seagate Technology		5,000	95,650
Gen-Probe, Inc. *		1,500	71,220	Texas Instruments, Inc.		3,500	98,560
Johnson & Johnson		3,000	193,020				2,264,997
Medco Health Solutions,				Materials	3.6%
Inc. *		1,000	47,200	EI Du Pont de Nemours &
Medtronic, Inc.		4,000	207,000	Co.		4,000	171,560
Merck & Co., Inc.		3,500	131,915	Freeport-McMoRan
Pfizer, Inc.		7,500	131,025	Copper & Gold, Inc.		2,000	234,380
Schering-Plough Corp.		5,000	98,450	Pactiv Corp. *		1,500	31,845
St. Jude Medical, Inc. *		2,500	102,200	Praxair, Inc.		2,500	235,600
Teva Pharmaceutical							673,385
Industries Ltd. ADR		2,500	114,500

7

Sentinel Variable Products Bond Fund

(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings

Less than 1 yr.			0.0%	4 yrs. to 5.99 yrs.			67.8%

1 yr. to 2.99 yrs.			1.3%	6 yrs. to 7.99 yrs.			19.4%

3 yrs. to 3.99 yrs.			10.5%	8 yrs. and over			1.0%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity Percent of
Description	Coupon	Date Net Assets		Description	Coupon	Date Net Assets

GNMA 675054X	5.50%	01/15/23	6.2%	FHR 2454 BK	6.50%	05/15/32	4.6%

FNMA 745432	5.50%	04/01/36	5.9%	FNR 06-63 VH	6.50%	03/25/23	4.5%

FNMA 888124	5.00%	09/01/35	5.5%	FNMA 735997	5.50%	11/01/35	4.4%

FNMA 745355	5.00%	03/01/36	5.1%	FNR 06-88 BV	6.50%	11/25/25	3.4%

FGLMC G08050	4.50%	04/01/35	4.9%	Total of Net Assets			49.2%

FNMA 745412	5.50%	12/01/35	4.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2008 (Unaudited)

		Principal				Principal				Principal
		Amount	Value			Amount	Value			Amount	Value
		(M=$1,000)	(Note 2)			(M=$1,000)	(Note 2)			(M=$1,000)	(Note 2)

U.S. Government Obligations	74.3%			Federal National Mortgage				FNMA 745412
U.S. Government Agency				Association	49.3%			5.5%, 12/01/35		2,197M	$2,174,357
Obligations	74.3%			Collateralized Mortgage Obligations:				FNMA 745355
Federal Home Loan Mortgage				FNR 06-63 VH				5%, 03/01/36		2,461M	2,367,174
Corporation	16.0%			6.5%, 03/25/23		2,000M	$2,099,850	FNMA 745432
Collateralized Mortgage Obligations:				FNR 06-78 BV				5.5%, 04/01/36		2,742M	2,712,010
FHR 3181 BV				6.5%, 06/25/23		1,000M	1,050,447				16,528,178
6.5%, 06/15/26		1,000M $	1,050,008	FNR 06-66 NV				Other:
FHR 2454 BK				6.5%, 02/25/24		551M	585,010	FNMA 975116
6.5%, 05/15/32		2,000M	2,109,042	FNR 06-88 BV				5%, 05/01/38		998M	958,005
			3,159,050	6.5%, 11/25/25		1,500M	1,569,752	Total Federal National
Mortgage-Backed Securities:							5,305,059	Mortgage Association			22,791,242
30-Year:				Mortgage-Backed Securities:				Government National Mortgage
FGLMC G08050				30-Year:				Corporation	9.0%
4.5%, 04/01/35		2,453M	2,277,831	FNMA 731291				Mortgage-Backed Securities:
FGLMC A76334				5%, 08/01/33		1,210M	1,167,653	15-Year:
4.5%, 04/01/38		1,097M	1,018,413	FNMA 762872				GNMA 679437X
FGLMC G04324				4.5%, 10/01/33		1,191M	1,110,553	6%, 11/15/22		1,249M	1,287,147
4.5%, 05/01/38		999M	926,936	FNMA 804294				GNMA 675054X
			4,223,180	5.5%, 11/01/34		1,208M	1,195,349	5.5%, 01/15/23		2,815M	2,860,933
Total Federal Home Loan				FNMA 797813				Total Government National
Mortgage Corporation			7,382,230	5.5%, 04/01/35		1,253M	1,239,345	Mortgage Corporation			4,148,080
				FNMA 888124				Total U.S. Government
				5%, 09/01/35		2,610M	2,518,092	Obligations
				FNMA 735997				(Cost $34,466,576)			34,321,552
				5.5%, 11/01/35		2,067M	2,043,645

8 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund (Continued)

Principal						Principal
Amount			Value			Amount	Value
(M=$1,000)			(Note 2)		(M=$1,000)		(Note 2)

Bonds	25.7%			Prologis
Basic Industry	2.7%			6.625%, 05/15/18		500M $	493,409
Airgas, Inc.							1,960,071
7.125%, 10/01/18 (b)		250M $	252,500	Services Non-Cyclical	1.1%
Int'l. Paper Co.				Waste Management, Inc.
7.4%, 06/15/14		500M	499,628	6.1%, 03/15/18		500M	499,755
Rio Tinto Finance USA Ltd.				Telecommunications	1.1%
5.875%, 07/15/13		500M	503,314
			1,255,442	Telecom Italia Capital SA
				6.999%, 06/04/18		500M	505,153
Capital Goods 1.1%				Utilities	1.1%
Pactiv Corp.				PNM Resources, Inc.
5.875%, 07/15/12		500M	497,512	9.25%, 05/15/15		500M	518,750
Consumer Cyclical 1.1%				Total Bonds
McDonald's Corp.				(Cost $11,992,110)			11,849,136
4.125%, 06/01/13		500M	489,721	Total Investments	100.0%
Energy 9.1%				(Cost $46,458,686)†			46,170,688
Buckeye Partners LP				Excess of Liabilities
4.625%, 07/15/13		500M	477,659	Over Other
Chesapeake Energy Corp.				Assets	0.0%		(5,897)
6.875%, 11/15/20		500M	472,500	Net Assets	100.0%		$ 46,164,791
OPTI Canada, Inc.
8.25%, 12/15/14		500M	500,000
Plains All American Pipeline
LP				†	Cost for federal income tax purposes is
6.5%, 05/01/18 (b)		500M	499,030		$46,458,686. At June 30, 2008 unrealized
Rockies Express Pipeline					depreciation for federal income tax
LLC					purposes aggregated $287,998 of which
6.25%, 07/15/13 (b)		500M	506,043		$257,176 related to appreciated securities
Sabine Pass LNG LP					and $545,174 related to depreciated
7.25%, 11/30/13		250M	228,750	securities.
Suncor Energy, Inc.				(b)	Security exempt from registration under
6.1%, 06/01/18		500M	502,439		Rule 144A of the Securities Act of 1933,
Transocean, Inc.					as amended. These securities may be
5.25%, 03/15/13		500M	505,744		resold in transactions exempt from
Weatherford Int'l. Ltd					registrations, normally to qualified
6%, 03/15/18		500M	494,357		institutional buyers. At June 30, 2008,
			4,186,522		the market value of rule 144A securities
Financial	4.2%				amounted to $1,730,586 or 3.75% of net
Bank of America Corp.				assets.
5.65%, 05/01/18		500M	467,652
Goldman Sachs Group, Inc.
6.15%, 04/01/18		500M	485,954
Merrill Lynch & Co, Inc.
6.15%, 04/25/13		500M	485,096
Wells Fargo Capital XIII
7.7%, 12/29/49		500M	497,508
			1,936,210
Services Cyclical	4.2%
AMB Property LP
6.3%, 06/01/13		500M	497,391
Canadian Pacific Railway Co.
6.5%, 05/15/18		500M	496,258
ERAC USA Finance Co.
5.8%, 10/15/12 (b)		500M	473,013

9

Sentinel Variable Products Common Stock Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Energy	15.9%	Consumer Staples	9.8%

Health Care	15.6%	Materials	5.2%

Information Technology	15.3%	Consumer Discretionary	5.0%

Industrials	15.1%	Utilities	1.8%

Financials	10.0%	Telecommunication Services	1.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

ExxonMobil Corp.	3.5%	Medtronic, Inc.	1.7%

General Electric Co.	2.6%	Johnson & Johnson	1.7%

Chevron Corp.	2.3%	EI Du Pont de Nemours & Co.	1.7%

Schlumberger Ltd.	2.1%	Honeywell Int'l., Inc.	1.7%

United Technologies Corp.	2.0%	Total of Net Assets	21.3%

Procter & Gamble Co.	2.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at June 30, 2008 (Unaudited)

Shares			Value	Shares			Value	Shares			Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks 95.3%				ExxonMobil Corp.		60,000	$5,287,800	Morgan Stanley		7,600	$274,132
Consumer Discretionary	5.0%			Noble Energy, Inc.		10,000	1,005,600	The Travelers Cos., Inc.		35,000	1,519,000
Comcast Corp.		100,000	$1,876,000	Pride Int'l., Inc. *		37,500	1,773,375	US Bancorp		35,000	976,150
McDonald's Corp.		20,000	1,124,400	Schlumberger Ltd.		30,000	3,222,900	Wells Fargo & Co.		25,000	593,750
McGraw-Hill Cos., Inc.		25,000	1,003,000	Total SA ADR		25,000	2,131,750				15,157,770
Time Warner, Inc.		163,500	2,419,800	Transocean, Inc. *		10,000	1,523,900	Health Care	15.6%
TJX Cos., Inc.		15,000	472,050	Weatherford Int'l. Ltd. *		50,000	2,479,500	Aetna, Inc.		40,000	1,621,200
Walt Disney Co.		20,000	624,000				24,110,615	Amgen, Inc. *		34,300	1,617,588
			7,519,250	Financials	10.0%			Baxter Int'l., Inc.		15,000	959,100
Consumer Staples	9.8%			ACE Ltd.		25,000	1,377,250	Bristol-Myers Squibb Co.		40,000	821,200
Altria Group, Inc.		50,000	1,028,000	American Express Co.		45,000	1,695,150	Celgene Corp. *		10,000	638,700
CVS Caremark Corp.		35,000	1,384,950	American Int'l. Group, Inc. 30,000			793,800	Cigna Corp.		35,000	1,238,650
Diageo PLC ADR		25,000	1,846,750	Ameriprise Financial, Inc.		3,842	156,254	Covidien Ltd.		40,000	1,915,600
HJ Heinz Co.		45,000	2,153,250	Bank of America Corp.		35,000	835,450	Eli Lilly & Co.		15,000	692,400
Kellogg Co.		25,000	1,200,500	Bank of New York Mellon				Gen-Probe, Inc. *		10,000	474,800
Kimberly-Clark Corp.		12,000	717,360	Corp.		45,000	1,702,350	Gilead Sciences, Inc. *		20,000	1,059,000
Kraft Foods, Inc.		30,000	853,500	Citigroup, Inc.		31,000	519,560	Johnson & Johnson		40,000	2,573,600
PepsiCo, Inc.		29,400	1,869,546	Goldman Sachs Group,				Medco Health Solutions,
Philip Morris Int'l., Inc.		14,600	721,094	Inc.		5,000	874,500	Inc. *		5,000	236,000
Procter & Gamble Co.		50,000	3,040,500	Hartford Financial				Medtronic, Inc.		50,000	2,587,500
			14,815,450	Services		15,000	968,550	Merck & Co., Inc.		45,000	1,696,050
				JPMorgan Chase & Co.		25,400	871,474	Pfizer, Inc.		67,500	1,179,225
Energy	15.9%			Marsh & McLennan Cos.,				Schering-Plough Corp.		35,000	689,150
				Inc.		25,000	663,750	St. Jude Medical, Inc. *		30,000	1,226,400
Baker Hughes, Inc.		20,000	1,746,800	Merrill Lynch & Co., Inc.		15,000	475,650
Chevron Corp.		35,000	3,469,550	Moody's Corp.		25,000	861,000
EOG Resources, Inc.		11,200	1,469,440

10 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Continued)

Shares			Value				Shares	Value
			(Note 2)					(Note 2)

Teva Pharmaceutical				Pactiv Corp. *			60,000	$1,273,800
Industries Ltd. ADR		25,000	$1,145,000	Praxair, Inc.			17,000	1,602,080
Zimmer Holdings, Inc. *		20,000	1,361,000					7,886,832
			23,732,163	Telecommunication Services		1.6%
Industrials 15.1%				America Movil SA de CV
Boeing Co.		25,000	1,643,000	ADR			20,000	1,055,000
Canadian National				AT&T, Inc.			14,400	485,136
Railway Co.		23,100	1,110,648	Verizon Communications,
Caterpillar, Inc.		15,000	1,107,300	Inc.			10,000	354,000
Deere & Co.		20,000	1,442,600	Vodafone Group PLC
General Dynamics Corp.		15,000	1,263,000	ADR			17,500	515,550
General Electric Co.		150,000	4,003,500					2,409,686
Honeywell Int'l., Inc.		50,000	2,514,000	Utilities		1.8%
Northrop Grumman Corp.		20,000	1,338,000	Entergy Corp.			10,000	1,204,800
Rockwell Automation, Inc.		30,000	1,311,900	NRG Energy, Inc. *			35,000	1,501,500
Tyco Int'l. Ltd.		30,000	1,201,200					2,706,300
Union Pacific Corp.		16,200	1,223,100	Total Common Stocks
United Technologies Corp.		50,000	3,085,000	(Cost $129,442,237)				144,515,369
Waste Management, Inc.		45,000	1,696,950			Principal
			22,940,198				Amount
						(M=$1,000)

Information Technology	15.3%
Accenture Ltd.		25,000	1,018,000	Corporate Short-Term Notes		1.6%
				G.E. Capital Corp.
Activision, Inc. *		40,000	1,362,800	2.07%, 07/03/08
Adobe Systems, Inc. *		22,500	886,275	(Cost $2,399,724)			2,400M	2,399,724
Broadcom Corp. *		50,000	1,364,500	U.S. Government Obligations		3.3%
Cisco Systems, Inc. *		50,000	1,163,000	Federal Home Loan Bank		3.3%
Dolby Laboratories, Inc. * 21,000			846,300	Agency Discount Notes:
EMC Corp. *		40,000	587,600	2%, 07/01/08			3,000M	3,000,000
Intel Corp.		50,000	1,074,000	2.12%, 07/08/08			2,000M	1,999,176
				Total U.S. Government
Int'l. Business Machines				Obligations
Corp.		20,000	2,370,600	(Cost $4,999,176)				4,999,176
KLA-Tencor Corp.		40,000	1,628,400	Total Investments 100.2%
Microchip Technology,				(Cost $136,841,137)†				151,914,269
Inc.		14,000	427,560	Excess of Liabilities
Microsoft Corp.		75,000	2,063,250	Over Other
Motorola, Inc.		75,000	550,500	Assets		(0.2)%		(238,106)
NetApp, Inc. *		60,000	1,299,600	Net Assets		100.0%		$ 151,676,163
Nokia Corp. ADR		100,000	2,450,000
Qualcomm, Inc.		8,500	377,145
SAP AG ADR		30,000	1,563,300		*	Non-income producing
Seagate Technology		50,000	956,500		†	Cost for federal income tax purposes is
						$136,841,137. At June 30, 2008
Texas Instruments, Inc.		30,000	844,800			unrealized appreciation for federal
Tyco Electronics Ltd.		11,250	402,975			income tax purposes aggregated
			23,237,105			$15,073,132 of which $23,737,467 related
Materials	5.2%					to appreciated securities and $8,664,335
						related to depreciated securities.
EI Du Pont de Nemours &				ADR		- American Depository Receipt
Co.		60,000	2,573,400
Freeport-McMoRan
Copper & Gold, Inc.		20,800	2,437,552

11

Sentinel Variable Products Mid Cap Growth Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	21.9%	Materials	6.3%

Energy	18.2%	Financials	5.4%

Industrials	17.3%	Consumer Staples	3.7%

Consumer Discretionary	12.6%	Telecommunication Services	2.2%

Health Care	8.5%	Utilities	1.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Agrium, Inc.	2.2%	SandRidge Energy, Inc.	1.7%

Activision, Inc.	1.9%	Weatherford Int'l., Ltd.	1.6%

Continental Resources, Inc.	1.9%	IHS, Inc.	1.6%

Southwestern Energy Co.	1.9%	Strayer Education, Inc.	1.6%

Cameron Int'l. Corp.	1.9%	Total of Net Assets	18.0%

PetroHawk Energy Corp.	1.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2008 (Unaudited)

Shares			Value	Shares			Value	Shares			Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks	97.8%			Energy	18.2%			Health Care	8.5%
Consumer Discretionary	12.6%			Cameron Int'l. Corp. *		8,600	$476,010	BioMarin
Abercrombie & Fitch Co.		4,500	$282,060	Consol Energy, Inc.		3,100	348,347	Pharmaceuticals, Inc. *		7,000	$202,860
Bed Bath & Beyond, Inc. *		9,700	272,570	Continental Resources,				Covance, Inc. *		4,300	369,886
Burger King Holdings, Inc.		9,500	254,505	Inc. *		7,000	485,240	Dentsply Int'l. Inc		6,500	239,200
Cablevision Systems				Dril-Quip, Inc. *		4,400	277,200	Gen-Probe, Inc. *		4,700	223,156
Corp. *		10,100	228,260	Nabors Industries Ltd. *		6,500	319,995	Hospira, Inc. *		5,000	200,550
Coach, Inc. *		9,000	259,920	PetroHawk Energy Corp. *		9,200	426,052	Invitrogen Corp. *		7,100	278,746
Darden Restaurants, Inc.		7,100	226,774	Range Resources Corp.		6,000	393,240	St. Jude Medical, Inc. *		8,400	343,392
Dick's Sporting Goods,				SandRidge Energy, Inc. *		6,500	419,770	Varian Medical Systems,
Inc. *		12,000	212,880	Smith Int'l., Inc.		3,300	274,362	Inc. *		5,500	285,175
Dollar Tree, Inc. *		9,000	294,210	Southwestern Energy							2,142,965
GameStop Corp. *		2,500	101,000	Co. *		10,100	480,861	Industrials	17.3%
Nordstrom, Inc.		8,000	242,400	Transocean, Inc.		2,000	304,780	Agco Corp. *		5,800	303,978
Strayer Education, Inc.		1,900	397,233	Weatherford Int'l., Ltd. *		8,400	416,556	Ametek, Inc.		5,700	269,154
Tiffany & Co.		5,800	236,350				4,622,413	BE Aerospace, Inc. *		10,500	244,545
VF Corp.		2,700	192,186	Financials	5.4%			Bucyrus Int'l. Inc		5,000	365,100
			3,200,348	Affiliated Managers				Corrections Corp of
Consumer Staples	3.7%			Group, Inc. *		2,700	243,162	America *		9,900	271,953
Dr Pepper Snapple				IntercontinentalExchange,				DryShips, Inc.		3,700	296,666
Group, Inc. *		3,300	69,234	Inc. *		2,300	262,200	Expeditors Int'l. of
HJ Heinz Co.		6,100	291,885	Invesco Ltd.		13,100	314,138	Washington, Inc.		4,700	202,100
McCormick & Co., Inc.		8,300	295,978	MSCI, Inc. *		7,300	264,917	First Solar, Inc. *		1,000	272,820
UST, Inc.		5,000	273,050	T Rowe Price Group, Inc.		5,200	293,644	Goodrich Corp.		4,000	189,840
			930,147				1,378,061	IHS, Inc. *		5,800	403,680

12 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Growth Fund (Continued)

Shares			Value		Shares			Value
			(Note 2)					(Note 2)

JA Solar Holdings Co Ltd.					ITC Holdings Corp.		4,800	$245,328
ADR *		10,500	$176,925					441,978
Jacobs Engineering					Total Investments	97.8%
Group, Inc. *		4,200	338,940		(Cost $19,576,110)†			24,830,402
Precision Castparts Corp.		2,500	240,925		Other Assets in
Republic Services, Inc.		8,200	243,540		Excess of
Ritchie Bros Auctioneers,					Liabilities	2.2%		553,902
					Net Assets	100.0%		$ 25,384,304
Inc.		11,100	301,143
Stericycle, Inc. *		5,400	279,180
			4,400,489
Information Technology	21.9%			*	Non-income producing
Activision, Inc. *		14,500	494,015	†	Cost for federal income tax purposes is
					$19,576,110. At June 30, 2008 unrealized
Altera Corp.		16,800	347,760		appreciation for federal income tax
Amphenol Corp.		8,200	368,016		purposes aggregated $5,254,292 of which
					$5,988,480 related to appreciated
Ansys, Inc. *		6,000	282,720		securities and $734,188 related to
Autodesk, Inc. *		7,600	256,956		depreciated securities.
Broadcom Corp. *		12,600	343,854	ADR	- American Depository Receipt
Cognizant Technology
Solutions Corp. *		12,100	393,371
Cypress Semiconductor
Corp. *		11,200	277,200
Dolby Laboratories, Inc. *		4,800	193,440
Equinix, Inc. *		4,300	383,646
Intersil Corp.		12,500	304,000
Juniper Networks, Inc. *		11,800	261,724
McAfee, Inc. *		8,800	299,464
MEMC Electronic
Materials, Inc. *		5,900	363,086
Nuance Communications,
Inc. *		16,500	258,555
Nvidia Corp. *		3,400	63,648
Research In Motion Ltd. *		2,600	303,940
Trimble Navigation Ltd. *		10,300	367,710
			5,563,105
Materials	6.3%
Agrium, Inc.		5,200	559,208
Allegheny Technologies,
Inc.		2,700	160,056
Freeport-McMoRan
Copper & Gold, Inc.		2,100	246,099
Praxair, Inc.		3,500	329,840
Steel Dynamics, Inc.		7,700	300,839
			1,596,042
Telecommunication Services	2.2%
MetroPCS
Communications, Inc. *		13,900	246,169
NII Holdings, Inc. *		6,500	308,685
			554,854
Utilities	1.7%
Dynegy, Inc. *		23,000	196,650

13

Sentinel Variable Products Money Market Fund (Unaudited)

Investment in Securities
at June 30, 2008 (Unaudited)
Principal							Principal
Amount			Value				Amount	Value
(M=$1,000)			(Note 2)				(M=$1,000)	(Note 2)

U.S. Government Obligations	26.5%				Prudential Funding
Federal Home Loan Bank	10.9%				2.3%, 07/24/08		635M	$634,067
					Reckitt Ben
Agency Discount Notes:					2.7%, 08/08/08		940M	937,321
Federal Home Loan Bank					Southern Co. Funding
2.1%, 07/11/08		955M	$954,443		2.15%, 07/08/08		945M	944,605
Federal Home Loan Bank					Toyota Credit
2.15%, 07/14/08		710M	709,449		2.22%, 07/29/08		800M	798,619
Federal Home Loan Bank					UBS Finance
2.182%, 07/16/08		400M	399,636		2.43%, 07/21/08		300M	299,595
Total Federal Home Loan					2.535%, 07/16/08		400M	399,577
Bank			2,063,528		2.65%, 08/05/08		219M	218,436
Federal Home Loan Mortgage					Wells Fargo & Co.
Corporation	6.6%				2.4%, 08/04/08		905M	902,949
Agency Discount Notes:					Total Corporate
Freddie Mac					Short-Term Notes
2.054%, 07/14/08		1,250M	1,249,073		(Cost $13,826,142)			13,826,142
Federal National Mortgage					Total Investments	99.8%
Association	9.0%				(Cost $18,831,998)†			18,831,998
Agency Discount Notes:					Other Assets in
Fannie Mae					Excess of
2.08%, 07/07/08		950M	949,671		Liabilities	0.2%		38,611

Fannie Mae
2.2%, 07/30/08		400M	399,291		Net Assets	100.0%		$18,870,609
Fannie Mae
2.17%, 08/04/08		345M	344,293
Total Federal National				†	Also cost for federal income tax purposes.
Mortgage Association			1,693,255
Total U.S. Government
Obligations
(Cost $5,005,856)			5,005,856
Corporate Short-Term Notes	73.3%
Abbott Labs
1.95%, 07/01/08		955M	955,000
American Express Credit
2.26%, 07/10/08		755M	754,573
Astrazeneca Place
2.2%, 08/26/08		770M	767,365
2.65%, 08/26/08		180M	179,258
Barclays U.S. Funding
2%, 07/09/08		940M	939,582
Chevron Oil Finance Co.
2.05%, 07/02/08		952M	951,946
Coca-Cola Co.
2.08%, 07/03/08		950M	949,890
Fortis Funding
2.58%, 07/22/08		950M	948,570
General Electric Capital
2.35%, 08/18/08		985M	981,914
Harley-David Funding
2.2%, 07/28/08		960M	958,416
Prudential Funding

14 The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Small Company Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	18.5%	Consumer Discretionary	8.9%

Industrials	17.3%	Materials	5.3%

Health Care	15.5%	Consumer Staples	4.9%

Financials	11.8%	Telecommunication Services	0.9%

Energy	11.3%	Utilities	0.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Tetra Technologies, Inc.	2.0%	Chattem, Inc.	1.7%

Ansys, Inc.	2.0%	Diodes, Inc.	1.6%

Superior Energy Services, Inc.	2.0%	Micros Systems, Inc.	1.6%

Comstock Resources, Inc.	2.0%	LKQ Corp.	1.5%

Core Laboratories NV	1.8%	Total of Net Assets	17.9%

Oil States Int'l., Inc.	1.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2008 (Unaudited)

Shares			Value	Shares			Value	Shares			Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks	95.0%			Hain Celestial Group,				Lexington Realty Trust (c)		43,900	$598,357
Consumer Discretionary	8.9%			Inc. *		23,100	$542,388	optionsXpress Holdings,
Choice Hotels Int'l., Inc.		21,800	$577,700				3,204,854	Inc.		38,900	869,026
Dress Barn, Inc. *		41,100	549,918	Energy	11.3%			Portfolio Recovery
Gildan Activewear, Inc. *		18,300	473,604	Comstock Resources,				Associates, Inc.		24,200	907,500
Iconix Brand Group, Inc. *		45,000	543,600	Inc. *		15,000	1,266,450	Selective Insurance Group		39,900	748,524
LKQ Corp. *		52,800	954,096	Core Laboratories NV *		8,200	1,167,270	UCBH Holdings, Inc.		97,800	220,050
McCormick & Schmick's				Dril-Quip, Inc. *		7,400	466,200				7,501,846
Seafood Restaurants,				NATCO Group, Inc. *		13,200	719,796	Health Care	15.5%
Inc. *		38,100	367,284	Oil States Int'l., Inc. *		17,300	1,097,512	American Medical
Men's Wearhouse, Inc.		17,200	280,188	Superior Energy				Systems Holdings,
Monarch Casino &				Services, Inc. *		23,300	1,284,762	Inc. *		51,100	763,945
Resort, Inc. *		24,600	290,280	Tetra Technologies, Inc. *		55,500	1,315,905	Bio-Rad Laboratories,
Sonic Corp. *		33,800	500,240				7,317,895	Inc. *		10,210	825,887
								Gen-Probe, Inc. *		11,600	550,768
Tractor Supply Co. *		13,800	400,752	Financials	11.6%			HealthExtras, Inc. *		18,900
Wolverine World Wide,				Delphi Financial Group,							569,646
Inc.		29,700	792,099	Inc.		22,700	525,278	Healthways, Inc. *		17,500	518,000
			5,729,761	Endurance Specialty				Idexx Laboratories, Inc. *		11,500	560,510
Consumer Staples	4.9%			Holdings Ltd.		27,600	849,804	Immucor, Inc. *		22,300	577,124
Alberto-Culver Co.		2,600	68,302	First Midwest Bancorp Inc.		22,700	423,355	Integra LifeSciences
Casey's General Stores,				Glacier Bancorp, Inc.		36,400	582,036	Holdings Corp. *		16,700	742,816
Inc.		18,900	437,913	HCC Insurance Holdings,				inVentiv Health, Inc. *		18,800	522,452
Chattem, Inc. *		16,600	1,079,830	Inc.		28,500	602,490	Meridian Bioscience, Inc.		24,200	651,464
Church & Dwight Co., Inc.		10,100	569,135	Healthcare Realty Trust,				Psychiatric Solutions,
Flowers Foods, Inc.		17,900	507,286	Inc. (b)(c)		18,200	432,614	Inc. *		16,100	609,224
				Investment Technology				Sirona Dental Systems,
				Group, Inc. *		22,200	742,812	Inc. *		18,500	479,520

16 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund (Continued)

Shares			Value		Shares		Value
			(Note 2)				(Note 2)

Techne Corp. *		5,700	$441,123	Rofin-Sinar Technologies,
Varian, Inc. *		13,050	666,333	Inc. *		25,000	$755,000
Vital Signs, Inc.		12,523	711,056	Supertex, Inc. *		18,300	427,122
West Pharmaceutical				Valueclick, Inc. *		27,300	413,595
Services, Inc.		18,900	817,992				11,952,667
			10,007,860	Materials	5.3%
Industrials	17.3%			Aptargroup, Inc.		22,400	939,680
American Reprographics				Carpenter Technology
Co. *		38,400	639,360	Corp.		15,300	667,845
Clarcor, Inc.		14,500	508,950	Flotek Industries, Inc. *		44,600	919,652
Consolidated Graphics,				Silgan Holdings, Inc.		17,650	895,561
Inc. *		15,100	743,977				3,422,738
CRA Int'l., Inc. *		14,600	527,790	Telecommunication Services	0.9%
Curtiss-Wright Corp.		14,200	635,308	Cbeyond, Inc. *		36,300	581,526
ESCO Technologies,				Utilities	0.8%
Inc. *		7,700	361,284
				Atmos Energy Corp.		18,100	499,017
Forward Air Corp.		16,800	581,280	Total Common Stocks
Healthcare Services				(Cost $59,503,088)			61,373,218
Group		43,400	660,114
Heartland Express, Inc.		44,300	660,513	Convertible Preferred Stocks	0.2%
				Financials	0.2%
Heico Corp.		9,900	263,142	UCBH Holdings, Inc.
IDEX Corp.		21,800	803,112	(Cost $135,000)		150	104,324
Interline Brands, Inc. *		32,200	512,946			Principal
Kaydon Corp.		14,800	760,868			Amount
Moog, Inc. *		18,400	685,216			(M=$1,000)
Ritchie Bros Auctioneers,
Inc.		15,400	417,802	U.S. Government Obligations	4.6%
				Federal Home Loan Bank	4.6%
Rollins, Inc.		24,300	360,126	Agency Discount Notes:
Toro Co.		17,700	588,879	1.95%, 07/03/08
Wabtec Corp.		14,800	719,576	(Cost $2,999,675)		3,000M	2,999,675

Waste Connections, Inc. *		22,700	724,811	Total Investments	99.8%
			11,155,054	(Cost $62,637,763)†			64,477,217
				Other Assets in
Information Technology	18.5%			Excess of
Ansys, Inc. *		27,500	1,295,800	Liabilities	0.2%		102,540
Blackbaud, Inc.		20,100	430,140	Net Assets	100.0%		$ 64,579,757
Daktronics, Inc.		31,500	635,355
Diodes, Inc. *		38,300	1,058,612
Factset Research				*	Non-income producing
Systems, Inc.		6,900	388,884	†	Cost for federal income tax purposes is
Formfactor, Inc. *		30,400	560,272		$62,637,763. At June 30, 2008 unrealized
					appreciation for federal income tax purposes
Jack Henry & Associates,					aggregated $1,839,454 of which $10,101,310
Inc.		25,000	541,000		related to appreciated securities and $8,261,856
Micros Systems, Inc. *		33,400	1,018,366		related to depreciated securities.
NeuStar, Inc. *		27,500	592,900	(b)	Return of Capital paid during the fiscal period
Nice Systems Ltd. ADR *		31,700	937,369	(c)	Real Estate Investment Trusts
Polycom, Inc. *		30,600	745,416
Power Integrations, Inc. *		25,000	790,250	ADR	- American Depository Receipt
Progress Software Corp. * 22,600			577,882
Quality Systems, Inc.		26,800	784,704

17

Statement of Assets and Liabilities

at June 30, 2008 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund

Assets
Investments at value	$ 18,418,635	$ 46,170,688	$ 151,914,269
Cash	304,988
Receivable for securities sold	59,995	–	799,891
Receivable for fund shares sold	112,362	174,219	1,051,928
Receivable for dividends and interest	39,873	280,825	185,931

Total Assets	18,935,853	46,625,732	153,952,019

Liabilities
Payable to custodian bank	–	232,385	730,150
Payable for securities purchased	–	–	1,268,294
Payable for fund shares repurchased	43,627	181,191	139,986
Income dividend payable	–	–	–
Accrued expenses	9,498	28,524	82,578
Management fee payable	8,578	15,042	42,362
Fund service fee payable	1,578	3,799	12,486

Total Liabilities	63,281	460,941	2,275,856

Net Assets Applicable to Outstanding Shares	$ 18,872,572	$ 46,164,791	$ 151,676,163

Shares Outstanding	1,597,080	4,537,682	11,385,729
Net Asset Value and Maximum
Offering Price Per Share	$ 11.82	$ 10.17	$ 13.32

Net Assets Represent
Shares of beneficial interest at par value	$ 1,597	$ 4,538	$ 11,386
Paid-in capital	15,745,887	45,699,712	135,716,219
Accumulated undistributed net investment income (loss)	257,470	985,228	906,110
Accumulated undistributed net realized gain (loss)
on investments	281,721	(236,689)	(30,684)
Unrealized appreciation (depreciation) of investments	2,585,897	(287,998)	15,073,132

Net Assets	$ 18,872,572	$ 46,164,791	$ 151,676,163

Investments at Cost	$ 15,832,738	$ 46,458,686	$ 136,841,137

18 The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

(Continued)

	SVP	SVP	SVP
	Mid Cap Growth	Money Market	Small Company
	Fund	Fund	Fund

Assets
Investments at value	$ 24,830,402	$ 18,831,998	$ 64,477,217
Cash	647,132	1,078	414,955
Receivable for securities sold	310,269	–	–
Receivable for fund shares sold	16,852	168,406	183,856
Receivable for dividends and interest	7,529	–	37,291

Total Assets	25,812,184	19,001,482	65,113,319

Liabilities
Payable to custodian bank	–	–	–
Payable for securities purchased	323,826	–	325,775
Payable for fund shares repurchased	70,607	89,216	146,224
Income dividend payable	–	25,877	–
Accrued expenses	20,985	10,395	34,728
Management fee payable	10,297	3,834	21,339
Fund service fee payable	2,165	1,551	5,496

Total Liabilities	427,880	130,873	533,562

Net Assets Applicable to Outstanding Shares	$ 25,384,304	$ 18,870,609	$ 64,579,757

Shares Outstanding	2,180,723	18,870,609	5,026,253
Net Asset Value and Maximum
Offering Price Per Share	$ 11.64	$ 1.00	$ 12.85

Net Assets Represent
Shares of beneficial interest at par value	$ 2,181	$ 18,871	$ 5,026
Paid-in capital	21,470,742	18,851,738	60,237,767
Accumulated undistributed net investment income (loss)	(33,734)	74	95,907
Accumulated undistributed net realized gain (loss)
on investments	(1,309,177)	(74)	2,401,603
Unrealized appreciation (depreciation) of investments	5,254,292	–	1,839,454

Net Assets	$ 25,384,304	$ 18,870,609	$ 64,579,757

Investments at Cost	$ 19,576,110	$ 18,831,998	$ 62,637,763

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund

Investment
Income:
Dividends	$ 127,764	$ –	$ 1,208,625
Interest	170,930	1,075,615	74,104

Total Income	298,694	1,075,615	1,282,729

Expenses:
Management advisory fee	53,326	81,255	220,928
Transfer agent fees	5,167	4,967	9,667
Custodian fees	1,998	3,247	6,421
Accounting and administration services	9,701	20,317	63,698
Auditing fees	5,500	18,000	26,000
Legal fees	700	5,500	15,000
Printing fees	800	1,200	4,000
Trustees' and Chief Compliance
Officer's fees and expenses	1,350	3,500	12,500
Other	2,140	4,294	23,126

Total Expenses	80,682	142,280	381,340
Expense Offset	(1,898)	(3,097)	(4,721)

Net Expenses	78,784	139,183	376,619

Net Investment Income (Loss)	219,910	936,432	906,110

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	129,806	305,420	(197,939)
Net change in unrealized appreciation (depreciation)	(1,463,318)	(696,836)	(9,756,380)

Net Realized and Unrealized Gain (Loss)
on Investments	(1,333,512)	(391,416)	(9,954,319)

Net Increase (Decrease) in Net Assets
from Operations	$ (1,113,602)	$ 545,016	$ (9,048,209)

20 The accompanying notes are an integral part of the financial statements.

Statement of Operations

(Continued)

	SVP	SVP	SVP
	Mid Cap Growth	Money Market	Small Company
	Fund	Fund	Fund

Investment
Income:
Dividends	$ 59,000	$ –	$ 214,668
Interest	5,915	273,731	31,274

Total Income	64,915	273,731	245,942

Expenses:
Management advisory fee	61,036	23,682	124,479
Transfer agent fees	5,467	5,167	5,667
Custodian fees	8,569	3,133	7,880
Accounting and administration services	12,775	9,469	31,548
Auditing fees	7,250	6,000	17,000
Legal fees	750	800	3,500
Printing fees	1,250	1,000	1,500
Trustees' and Chief Compliance
Officer's fees and expenses	2,500	1,600	5,000
Other	2,121	1,124	1,733

Total Expenses	101,718	51,975	198,307
Expense Offset	(3,069)	(133)	(3,680)

Net Expenses	98,649	51,842	194,627

Net Investment Income (Loss)	(33,734)	221,889	51,315

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	(353,878)	–	1,116,407
Net change in unrealized appreciation (depreciation)	(1,821,435)	–	(6,514,059)

Net Realized and Unrealized Gain (Loss)
on Investments	(2,175,313)	–	(5,397,652)

Net Increase (Decrease) in Net Assets
from Operations	$ (2,209,047)	$ 221,889	$ (5,346,337)

Statement of Changes in Net Assets

	SVP			SVP			SVP
	Balanced			Bond			Common Stock
	Fund			Fund			Fund

	Six Months Ended		Six Months Ended			Six Months Ended
	06/30/2008	Year Ended	06/30/2008		Year Ended	06/30/2008	Year Ended
	(Unaudited)	12/31/07	(Unaudited)		12/31/07	(Unaudited)	12/31/07

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 219,910	$ 465,638	$ 936,432	$ 1,085,317		$ 906,110	$ 1,173,284
Net realized gain (loss) on sales
of investments	129,806	1,163,974	305,420		(8,347)	(197,939)	2,532,382
Net change in unrealized appreciation
(depreciation)	(1,463,318)	121,852	(696,836)		546,857	(9,756,380)	4,219,614
Net increase (decrease) in net assets

from operations	(1,113,602)	1,751,464	545,016		1,623,827	(9,048,209)	7,925,280

Distributions to Shareholders
From net investment income	–	(465,500)	–		(1,083,389)	–	(1,167,372)
From net realized gain on investments	–	(1,151,736)	–		–	–	(1,975,580)

Total distributions to shareholders	–	(1,617,236)	–		(1,083,389)	–	(3,142,952)

From Share Transactions
Net proceeds from sales of shares	3,017,090	3,577,421	23,459,621		9,100,973	66,837,149	35,745,330
Net asset value of shares in
reinvestment
of dividends and distributions	–	1,617,236	–		1,083,389	–	3,142,952

	3,017,064	5,194,657	23,459,621		10,184,362	66,837,149	38,888,282
Less: Payments for shares reacquired	(3,409,152)	(6,221,118)	(5,468,459)		(6,304,218)	(12,798,367)	(16,330,504)
Increase (decrease) in net assets from
capital share transactions	(392,062)	(1,026,461)	17,991,162		3,880,144	54,038,782	22,557,778
Total Increase (Decrease) in Net Assets
for period	(1,505,664)	(892,233)	18,536,178		4,420,582	44,990,573	27,340,106
Net Assets: Beginning of period	20,378,236	21,270,469	27,628,613		23,208,031	106,685,590	79,345,484
Net Assets: End of period	$ 18,872,572	$ 20,378,236	$ 46,164,791	$ 27,628,613		$ 151,676,163	$ 106,685,590
Undistributed Net Investment
Income (Loss) at End of Period	$ 257,470	$ 36,615	$ 985,228	$ 27,142		$ 906,110	$ –

22 Amounts designated as “-” are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

		Statement of Changes in Net Assets
					(Continued)

	SVP		SVP			SVP
	Mid Cap Growth		Money Market			Small Company
	Fund		Fund			Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	06/30/2008	Year Ended	06/30/2008	Year Ended	06/30/2008	Year Ended
	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (33,734)	$ (34,842)	$ 221,889	$ 1,019,921	$ 51,315	$ 321,595
Net realized gain (loss) on sales
of investments	(353,878)	1,932,953	–	–	1,116,407	6,816,229
Net change in unrealized appreciation
(depreciation)	(1,821,435)	3,154,280	–	–	(6,514,059)	(2,013,290)
Net increase (decrease) in net assets

from operations	(2,209,047)	5,052,391	221,889	1,019,921	(5,346,337)	5,124,534

Distributions to Shareholders
From net investment income	–	–	(221,889)	(1,019,921)	–	(386,576)
From net realized gain on investments	–	–	–	–	–	(6,216,556)

Total distributions to shareholders	–	–	(221,889)	(1,019,921)	–	(6,603,132)

From Share Transactions
Net proceeds from sales of shares	8,455,237	3,270,412	8,417,963	20,001,465	11,898,954	11,775,922
Net asset value of shares in reinvestment
of dividends and distributions	–	–	221,889	1,019,921	–	6,603,132

	8,455,237	3,270,412	8,639,852	21,021,386	11,898,954	18,379,054
Less: Payments for shares reacquired	(7,690,744)	(5,988,422)	(7,514,742)	(28,419,441)	(6,804,448)	(12,190,589)
Increase (decrease) in net assets from
capital share transactions	764,493	(2,718,010)	1,125,110	(7,398,055)	5,094,506	6,188,465
Total Increase (Decrease) in Net Assets
for period	(1,444,554)	2,334,381	1,125,110	(7,398,055)	(251,831)	4,709,867
Net Assets: Beginning of period	26,828,858	24,494,477	17,745,499	25,143,554	64,831,588	60,121,721
Net Assets: End of period	$ 25,384,304	$ 26,828,858	$ 18,870,609	$ 17,745,499	$ 64,579,757	$ 64,831,588

Undistributed Net Investment
Income (Loss) at End of Period	$ (33,734)	$ –	$ 74	$ 74	$ 95,907	$ 44,592

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions

					Net gains or
			Net asset	Net	losses on		Dividends	Distributions
			value,	investment	securities (both	Total from	(from net	(from		Net asset
		Fiscal year	beginning	income	realized and	investment	investment	realized	Total	value, end of
	Fund	(period ended)	of period	(loss)^	unrealized)^	operations	income)	gains)	distributions	period

	Balanced
		12/31/03(A)	$ 10.00	$ 0.08	$ 1.43	$ 1.51	$ 0.09	$ 0.16	$ 0.25	$ 11.26
		12/31/04	11.26	0.20	0.64	0.84	0.25	0.40	0.65	11.45
		12/31/05	11.45	0.26	0.39	0.65	0.27	0.20	0.47	11.63
		12/31/06	11.63	0.29	1.05	1.34	0.31	0.14	0.45	12.52
		12/31/07	12.52	0.29	0.77	1.06	0.31	0.77	1.08	12.50
		06/30/08(B)	12.50	0.14	(0.82)	(0.68)	–	–	–	11.82
	Bond
		12/31/03(A)	10.00	0.18	0.36	0.54	0.19	0.10	0.29	10.25
		12/31/04	10.25	0.46	0.03	0.49	0.48	0.15	0.63	10.11
		12/31/05	10.11	0.43	(0.25)	0.18	0.45	–	0.45	9.84
		12/31/06	9.84	0.48	(0.12)	0.36	0.48	–	0.48	9.72
		12/31/07	9.72	0.47	0.21	0.68	0.41	–	0.41	9.99
		06/30/08(B)	9.99	0.23	(0.05)	0.18	–	–	–	10.17
	Common Stock
		12/31/03	7.75	0.08	2.36	2.44	0.08	–	0.08	10.11
		12/31/04	10.11	0.11	0.87	0.98	0.11	–	0.11	10.98
		12/31/05	10.98	0.13	0.71	0.84	0.13	–	0.13	11.69
		12/31/06	11.69	0.19	1.70	1.89	0.19	–	0.19	13.39
		12/31/07	13.39	0.19	1.18	1.37	0.16	0.28	0.44	14.32
		06/30/08(B)	14.32	0.10	(1.10)	(1.00)	–	–	–	13.32
	Mid Cap Growth
		12/31/03	5.83	(0.04)	2.48	2.44	–	–	–	8.27
		12/31/04	8.27	(0.04)	1.06	1.02	–	–	–	9.29
		12/31/05	9.29	(0.01)	0.36	0.35	–	–	–	9.64
		12/31/06	9.64	(0.01)	0.55	0.54	–	–	–	10.18
		12/31/07	10.18	(0.02)	2.26	2.24	–	–	–	12.42
		06/30/08(B)	12.42	(0.02)	(0.76)	(0.78)	–	–	–	11.64
	Money Market
		12/31/03	1.00	0.0075	–	0.0075	0.0075	–	0.0075	1.00
		12/31/04	1.00	0.0095	–	0.0095	0.0095	–	0.0095	1.00
		12/31/05	1.00	0.0280	–	0.0280	0.0280	–	0.0280	1.00
		12/31/06	1.00	0.0460	–	0.0460	0.0460	–	0.0460	1.00
		12/31/07	1.00	0.0457	–	0.0457	0.0457	–	0.0457	1.00
		06/30/08(B)	1.00	0.0115	–	0.0115	0.0115	–	0.0115	1.00
	Small Company
		12/31/03	9.66	0.01	3.80	3.81	0.01	0.01	0.02	13.45
		12/31/04	13.45	0.01	2.13	2.14	0.01	1.33	1.34	14.25
		12/31/05	14.25	0.01	1.16	1.17	0.01	1.47	1.48	13.94
		12/31/06	13.94	0.03	2.24	2.27	0.03	1.85	1.88	14.33
		12/31/07	14.33	0.08	1.16	1.24	0.09	1.50	1.59	13.98
		06/30/08(B)	13.98	0.01	(1.14)	(1.13)	–	–	–	12.85

	See Notes to Financial Highlights on Page 26.
24	The accompanying notes are an integral part of the financial statements. Amounts designated as “-“ are either zero or represent less than $0.005 or $(0.005).

						Financial Highlights
							(Continued)

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
			to average net	average net assets	Ratio of net	income (loss) to average net
	Net assets at	Ratio of expenses	assets before	before contractual	income (loss) to	assets before contractual	Portfolio
Total return	end of period	to average net	custodian fee	expense	average net	expense reimbursements	turnover rate
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	(%)***	(%)

15.07++	$ 17,724	0.82+	0.84+	1.04+	1.95+	1.75+	85++
7.44	20,888	0.78	0.81	0.88	1.79	1.72	230
5.65	21,578	0.79	0.83	0.88	2.21	2.16	189
11.49	21,270	0.79	0.81	0.81	2.35	2.35	181
8.44	20,378	0.89	0.91	0.91	2.17	2.17	91
(5.44)++	18,873	0.81+	0.83+	0.83+	2.27+	2.27+	33++

5.38++	22,380	0.67+	0.69+	0.73+	4.07+	4.03+	162++
4.75	23,225	0.67	0.69	0.71	4.31	4.29	383
1.81	23,626	0.67	0.69	0.71	4.24	4.22	386
3.70	23,208	0.66	0.68	0.68	4.70	4.70	399
7.05	27,629	0.74	0.76	0.76	4.71	4.71	306
1.80++	46,165	0.69+	0.70+	0.70+	4.61+	4.61+	171++

31.43	47,411	0.66	0.68	0.75	0.95	0.88	77
9.65	59,723	0.65	0.67	0.67	1.11	1.11	51
7.64	67,720	0.65	0.67	0.67	1.17	1.17	22
16.14	79,345	0.60	0.61	0.61	1.50	1.50	16
10.21	106,686	0.66	0.66	0.66	1.35	1.35	14
(6.98)++	151,676	0.59+	0.60+	0.60+	1.42+	1.42+	3++

41.85	25,046	0.82	0.84	0.89	(0.52)	(0.57)	120
12.33	28,070	0.79	0.80	0.80	(0.45)	(0.45)	109
3.77	25,638	0.79	0.81	0.81	(0.13)	(0.13)	163
5.60	24,494	0.74	0.77	0.77	(0.03)	(0.03)	82
22.00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
(6.28)++	25,384	0.77+	0.80+	0.80+	(0.26)+	(0.26)+	61++

0.75	29,289	0.40	0.40	0.53	0.75	0.62	–
0.96	28,689	0.40	0.40	0.54	0.95	0.82	–
2.84	27,189	0.40	0.40	0.56	2.80	2.64	–
4.70	25,144	0.40	0.41	0.51	4.62	4.52	–
4.70	17,745	0.59	0.61	0.61	4.61	4.61	–
1.16++	18,871	0.55+	0.55+	0.55+	2.34+	2.34+	–++

39.44	38,962	0.74	0.76	0.81	0.14	0.08	55
15.91	53,641	0.70	0.72	0.72	0.10	0.10	52
9.21	53,831	0.70	0.72	0.72	0.08	0.08	70
16.17	60,122	0.62	0.65	0.65	0.22	0.22	53
8.60	64,832	0.68	0.70	0.70	0.51	0.51	52
(8.08)++	64,580	0.62+	0.63+	0.63+	0.16+	0.16+	23++

Notes to Financial Highlights

^Calculatedbasedupon averagesharesoutstanding.

(A)	Commenced operations August 1, 2003.

(B)	Unaudited.

*Totalreturniscalculated assuminganinitialinvestmentmadeatthenetassetvalueatthebeginningoftheperiod,reinvestmentof alldistributionsatnetasset valueduringtheperiod, andaredemptionon thelastdayoftheperiod. Totalreturndoesnotincludeanyfees, chargesor expensesimposedbyyourinsurance company, theissuer ofvariableannuityandlifeinsurancecontractsfor whichthefundsserveasunderlyinginvestmentvehicles.Totalreturnswouldhavebeen lowerinapplicableyearswheretheFunds’investmentadvisorhadnotwaivedaportionofitsfee.

**	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.

***	Expense reductions are comprised of the contractual expense reimbursements as described in Note (3).

++Notannualized. +Annualized.

Notes to Financial Statements

1. Organization:

The Sentinel Variable Products (the “Trust”) is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, all of which are diversified. The six funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

2. Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

A. Security Valuation:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 – Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.

• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Significant unobservable inputs (including the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There have been no significant changes in valuation techniques during the last fiscal period. The fair value measurements as of June 30, 2008 were as follows:

	Quoted
	Prices in
	Active	Other	Significant
	Markets for	Significant	Un-
	Identical	Observable	observable
SVP	Assets	Inputs	Inputs
Fund	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Investments in Securities:

Balanced	$12,862,871	$5,555,764	$ –	$18,418,635

Bond	–	46,170,688	–	46,170,688

Common	144,515,369	7,398,900	–	151,914,269
Stock

Mid Cap	24,830,402	–	–	24,830,402
Growth

Money	–	18,831,998	–	18,831,998
Market

Small	61,373,218	3,103,999	–	64,477,217
Company

Liabilities:
Investments in Securities:
None.

Notes to Financial Statements

(Continued)

B. Securities Transactions and Investment Income:

Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are accounted for on trade date. These exceptions include:

(1)	when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)	on occasion, if Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

C. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts. Reclassifications were made to reflect these differences as of June 30, 2008.

		Accumulated
		undistributed
		net realized
		gain (loss) on
	Accumulated	investments
	undistributed	and foreign
	net investment	currency
SVP Fund	income (loss)	transactions	Paid-in capital

Balanced	$945	$(945)	$ –

Bond	21,654	(21,654)	–

D. Repurchase Agreements:

Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2008.

28

E. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from State Street Bank and Trust Company (“SSB”), the custodian bank, on cash balances and are reflected in the statement of operations as an expense offset.

F. Federal Income Taxes:

No provision is made for Federal taxes as it is each Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise tax or income tax liability. In June 2006, FASB issued Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal years beginning after December 15, 2006. At implementation, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Fund management has implemented a set of procedures to identify those tax positions which would require adjustments to financial statements and no adjustments were required for the fiscal period ended June 30, 2008.

G. Options:

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There were no transactions in options during the period ended June 30, 2008.

H. Dollar Rolls:

The SVP Balanced and SVP Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date.

Notes to Financial Statements

(Continued)

I. Securities Lending:	SAMI had voluntarily agreed for a period of at least until
Under an agreement with SSB, the Funds may lend their	December 31, 2006 to waive the Funds’ advisory fees or
securities, up to 50% of each Fund’s portfolio before taking into	reimburse other expenses as necessary to limit these Funds’ overall
account the securities loan, to certain approved brokers, dealers	expense ratios, after expense offsets, to the amounts shown below:
and other financial institutions. Each loan is collateralized
by cash in an amount equivalent to 102% (domestic) or 105%	• SVP Balanced Fund 0.79%
(foreign) of the market value of the loaned securities. Any
adjustments in collateral required to maintain those levels due	• SVP Bond Fund 0.67%
to market value fluctuations are made the next business day.
The cash collateral is invested in a registered money market	• SVP Common Stock Fund 0.66%
fund advised by State Street Global Advisors, a subsidiary of
SSB. A portion of the income generated by the investment of	• SVP Mid Cap Growth Fund 0.82%
the collateral, net of any rebates paid by SSB to the borrowers,
is remitted to SSB as lending agent, and the remainder is	• SVP Money Market Fund 0.40%
retained by the Fund. The Fund receives from the borrower all
accrued dividend and interest amounts while the securities are	• SVP Small Company Fund 0.74%
out on loan. The Fund retains certain ownership rights as to the
loaned securities when retaining such rights is considered to be	These arrangements terminated on December 31, 2006.
in the Fund’s best interest. Generally, in the event of borrower	Sentinel Financial Services Company (“SFSC”), a subsidiary of
default, the Fund has the right to use the collateral to offset any	SAMI, acts as the principal underwriter of shares of the Funds.
losses incurred. In the event the Fund is delayed or prevented	SFSC receives no compensation from the Trust for acting as
from exercising its right to dispose of the collateral, there may	principal underwriter.
be a potential loss to the Fund. The Fund bears the risk of loss
with respect to the investment of the collateral. The income	Each Trustee who is not an affiliate of SAMI receives an annual
earned by each Fund from securities lending is included in its	fee from the Trust of $10,000 plus $2,000 for each meeting
Statement of Operations. At June 30, 2008, none of the Funds	attended. This compensation totaled $6,000 each for
had securities on loan because Sentinel Asset Management,	Mr. McMeekin, Ms. Pope and Mr. Ricker for the period
Inc. (“SAMI”) elected to temporarily suspend participation in the	ended June 30, 2008.
program.
The Funds’ Chief Compliance Officer also serves as Chief
3. Management Advisory Fees and Related Party	Compliance Officer of Sentinel Group Funds, Inc., a series
Transactions:	investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which
Pursuant to Investment Advisory Agreements, SAMI, a	fund its variable life insurance and annuity products. Pursuant
subsidiary of NLV Financial Corporation, manages each	to an agreement Amended and Restated November 26, 2007,
Fund’s investments and business operations under the	the Funds and Sentinel Group Funds, Inc. pay 50% of the costs
overall supervision of the Trust’s Board of Trustees. SAMI is	incurred by these Chief Compliance Officer functions, including
affiliated with National Life Insurance Company, which issues	the salary and benefits of the Funds’ Chief Compliance Officer
variable insurance and annuity products through which the	and his administrative assistant, and the other costs incurred
Trust is offered, because National Life Insurance Company is	by the Chief Compliance Officer. The Funds and Sentinel Group
also a subsidiary of NLV Financial Corporation. SAMI has the	Funds, Inc. allocate their 50% share of these costs in proportion
responsibility for making all investment decisions for the Funds.	to net assets. Out-of-pocket costs which can be specifically
As compensation for services rendered under its advisory	allocated to a particular entity are so allocated.
agreement, each Fund pays to SAMI a monthly fee determined
as follows:	Pursuant to the Fund Services Agreement with SASI, a
subsidiary of SAMI, the Trust receives certain transfer agency,
a) With respect to SVP Balanced Fund: 0.55% per annum	fund accounting and administration services. For these services,
on the average daily net assets of the Fund.	the Fund Services Agreement provides for the Trust to pay to
b) With respect to SVP Bond Fund: 0.40% per annum on	SASI a fixed fee totaling $20,000 per year for transfer agency
the average daily net assets of the Fund.	services and a fee of 0.10% of average daily net assets of the
Funds for fund accounting and administration services. For the
c) With respect to the SVP Common Stock, SVP Mid Cap Growth	period ended June 30, 2008 this fee totaled $157,508.
and SVP Small Company Funds: 0.50% per annum on the
first $20 million of average daily net assets of each Fund;
0.40% per annum on the next $20 million of such assets of
each Fund; and 0.30% per annum on such assets of each
Fund in excess of $40 million.

d) With respect to the SVP Money Market Fund: 0.25% per
Annum on the average daily net assets of the Fund.

Notes to Financial Statements

(Continued)

4. Investment Transactions:					5. Shares of Beneficial Interest Transactions:
Purchases and sales (excluding short-term obligations) for the					There are an unlimited number of authorized shares for
period ended June 30, 2008 were as follows:					each Fund in the Trust. Each share has a par value of $0.001.
					Transactions in shares for the fiscal period ended June 30, 2008
	Purchases		Sale of		and fiscal year ended December 31, 2007 were as follows:
	of other	Purchases	other
	than U.S.	of U.S.	than U.S.	Sale of U.S.			Shares
	Government	Government	Government	Government			issued in		Net
	direct and	direct and	direct and	direct and			reinvestment		increase
	agency	agency	agency	agency			of dividends		(decrease)
SVP Fund	obligations	obligations	obligations	obligations		Shares	and	Shares	in shares

Balanced	$1,657,526	$4,605,965	$989,337	$5,470,311	SVP Fund	Sold distributions		reacquired outstanding

Bond	14,567,235	71,614,010	6,360,245	60,436,323	Six Months Ended June 30, 2008 (unaudited)

Common	58,766,928	–	4,243,959	–	Balanced	251,000	–	283,638	(32,638)

Stock					Bond	2,312,454	–	539,966	1,772,488

Mid Cap	16,261,072	–	15,048,405	–	Common Stock	4,875,510	–	940,484	3,935,026

Growth					Mid Cap Growth	715,806	–	695,016	20,790

Small	18,884,011	–	13,928,036	–	Money Market	8,417,963	221,889	7,514,742	1,125,110

Company					Small Company	908,535	–	520,303	388,232

(The Sentinel Variable Products Money Market Fund invests only in					Year Ended December 31, 2007
short-term obligations.)
					Balanced	271,019	129,275	468,865	(68,571)

					Bond	900,137	109,323	632,775	376,685

At December 31, 2007, the Trust had tax basis capital losses					Common Stock	2,449,906	218,412	1,142,309	1,526,009

which may be used to offset future capital gains as follows:					Mid Cap Growth	279,217	–	526,093	(246,876)

					Money Market	20,001,465	1,019,921	28,419,441	(7,398,055)

		Capital Loss			Small Company	765,011	470,644	794,293	441,362

SVP Fund		Carryforward	Expiring on 12/31

Bond		$130,549	2013		6. Indemnifications:
		375,316	2014		In the normal course of business, the Funds enter into
		14,590	2015		contracts that contain a variety of representations, which
Total		$ 520,455			provide general indemnifications. The Funds’ maximum
					exposure under these contracts is unknown as this would
Mid Cap Growth		$ 627,941	2010		involve future claims that may be made against the Funds that
Money Market		$74	2011		have not yet occurred. However, based on experience, the
					Funds expect the risk of loss to be remote.
During the year ended December 31, 2007, the Funds utilized
capital losses as follows:					7. Subsequent Events:
	Capital Losses				On August 15, 2008, subject to shareholder approval, the Board
SVP Fund		Utilized			of Trustees met and approved a new advisory fee schedule with
					respect to the SVP Common Stock, SVP Mid Cap Growth and
Common Stock		$355,388			SVP Small Company Funds. Under the terms of the proposal,
Mid Cap Growth		2,250,718			each Fund would be subject to advisory fees of 0.50% on the
Money Market		39			first $200 million in net assets, 0.45% on the next $300 million
					in net assets and 0.40% in excess of $500 million in net assets.
It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire.

30

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited) Example

When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/08 through 06/30/08.

Actual Expenses

The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/08 through 06/30/08 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

			Beginning			Expenses Paid
	Total Return	Total Return	Account Value	Ending Account	Annualized	from 01/01/08
SVP Fund	Description	Percentage	01/01/08	Value 06/30/08	Expense Ratio	through 06/30/08*

Balanced	Actual	-5.44%	$1,000.00	$945.60	0.81%	$3.92
	Hypothetical**	2.08%	$1,000.00	$1,020.84	0.81%	$4.07

Bond	Actual	1.80%	$1,000.00	$1,018.02	0.69%	$3.46
	Hypothetical**	2.14%	$1,000.00	$1,021.43	0.69%	$3.47

Common Stock	Actual	-6.98%	$1,000.00	$930.17	0.59%	$2.83
	Hypothetical**	2.19%	$1,000.00	$1,021.93	0.59%	$2.97

Mid Cap Growth	Actual	-6.28%	$1,000.00	$937.20	0.77%	$3.71
	Hypothetical**	2.10%	$1,000.00	$1,021.03	0.77%	$3.87

Money Market	Actual	1.16%	$1,000.00	$1,011.59	0.55%	$2.75
	Hypothetical**	2.21%	$1,000.00	$1,022.13	0.55%	$2.77

Small Company	Actual	-8.08%	$1,000.00	$919.17	0.62%	$2.96
	Hypothetical**	2.18%	$1,000.00	$1,021.78	0.62%	$3.12

*	Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182)/365 (or 366).

**	5% per year before expenses

Information and Services for Shareholders

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallife.com under the Performance and Prospectus table, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Trustees

The following is a list of the Trust’s independent trustees. Each trustee oversees the six portfolios of the Sentinel Variable Products Trust. Trustees serve until the next regular policyholders’ meeting or until he or she reaches the mandatory retirement age established by the Trust.

Name, Address, Age	Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

William D. McMeekin (63)	Trustee since 2000	Former Executive Vice President, Commercial	None
National Life Drive		Services – TD Banknorth, N.A. (formerly
Montpelier, Vermont 05604		Banknorth Vermont) from June, 2005 to May
2006; Senior Vice President & Senior Lending
Officer, 2001 to 2005; Community President –
The Howard Bank, 2000 to 2001

Nancy F. Pope (54)	Trustee since 2007	Trustee – Northfield Savings Bank, since 1995;	None
National Life Drive		Director – Spaulding High School Union District,
Montpelier, Vermont 05604		since 2008; Trustee – Governor’s Institute of
Vermont, 2007 to May 2008; Director (Chair)
– Barre Town School District, 1995 to 2004;
Trustee (Vice Chair) – Aldrich Public Library,
since 2002 and from 1993 to 2000

William G. Ricker (69)	Trustee since 2000	Former President – Denis, Ricker & Brown	None
National Life Drive		(Insurance Agency), 1980 to 2001
Montpelier, VT 05604

Officers

The names of and other information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended and to the officers of the Funds are set forth below.

Public
Name, Address, Age	Length of Time Served*	Principal Occupation(s) During Past Five Years	Directorships

Thomas H. MacLeay (59)	Chair and Trustee,	National Life Holding Company (a mutual insurance holding	Sentinel Funds
National Life Drive	since 2004; Chief	company) and National Life Insurance Company (“National	(17)
Montpelier, VT 05604	Executive Officer	Life”) – Chairman of the Board, President and Chief Executive
	2004 – 2005	Officer, since 2002; President and Chief Operating Officer, 1996 to 2001; Sentinel Group Funds, Inc. and Sentinel Pennsylvania
Tax-Free Trust (“Sentinel Funds”) – Chairman, since 2003;
Chief Executive Officer, 2003 to 2005

Christian W. Thwaites (50)	President and	Sentinel Asset Management, Inc. (“Advisor”) – President &	Sentinel Funds
National Life Drive	Chief Executive	Chief Executive Officer, since 2005; National Life – Executive	(17)
Montpelier, VT 05604	Officer, since 2005	Vice President, since 2005; Sentinel Funds – President,
Chief Executive Officer and Director/Trustee, since 2005;
Sentinel Financial Services Company (“SFSC”) – Chief
Executive Officer since 2005, President 2005 to 2006; Sentinel
Administrative Services, Inc. (“SASI”) – President & Chief
Executive Officer since 2005; Sentinel Advisors Company
(“SAC”) and Sentinel Administrative Services Company
(“SASC”) – President & Chief Executive Officer 2005 to 2006;
Skandia Global Funds – Chief Executive Officer, 1996 to 2004

Thomas P. Malone (52)	Vice President	SASI – Vice President, since 2006; Sentinel Funds –	N/A
National Life Drive	& Treasurer,	Vice President and Treasurer, since 1997; SASC – Vice
Montpelier, VT 05604	Since 2000	President 1998 to 2006

John K. Landy (48)	Vice President,	SASI – Vice President, since 2007; Assistant Vice President,	N/A
National Life Drive	Since 2004	2006 to 2007; Sentinel Funds – Assistant Vice President
Montpelier, Vermont 05604		and Assistant Treasurer, since 1998; SASC – Assistant Vice
President 1998 to 2006

Scott G. Wheeler (43)	Assistant Vice President	SASI – Vice President, since 2007; Assistant Vice President,	N/A
National Life Drive	& Assistant Treasurer,	2006 to 2007; Sentinel Funds – Assistant Vice President
Montpelier, Vermont 05604	Since 2004	and Assistant Treasurer, since 1998; SASC – Assistant Vice
President 1998 to 2006

Lindsay E. Staples (26)	Assistant Secretary,	National Life – Securities Paralegal, since 2007; Sentinel	N/A
National Life Drive	since 2007	Variable Products – Assistant Secretary, since 2007; Holman
Montpelier, VT 05604		Immigration – Paralegal, 2006 to 2007; Wilmer Cutler
Pickering Hale and Dorr – Paralegal, 2004 to 2006; Saint
Michaels College – Student, 2000 to 2004

D. Russell Morgan (52)	Chief Compliance	Advisor; National Variable Annuity Account II;	N/A
National Life Drive	Officer, since 2004;	National Variable Life Insurance Account – Chief Compliance
Montpelier, Vermont 05604	Secretary, 2000 – 2005	Officer, since 2004; Sentinel Funds – Chief Compliance
Officer, since 2004; Secretary, 1988 to 2005; National Life –
Assistant General Counsel, 2001 to 2005; Senior Counsel,
2000 to 2001; Equity Servieces, Inc. – Counsel, 1986 to 2005;
Advisor, SFSC, SASC – Counsel, 1993 to 2005

The Statement of Additional Information has additional information about the Trust’s trustees and is available, without charge, upon request by calling 800.537.7003.

Investment Adviser	Custodian and Dividend Paying Agent
Sentinel Asset Management, Inc.	State Street Bank & Trust Company - Kansas City

Principal Underwriter Sentinel Financial Services Company	Transfer Agent, Shareholder Servicing Agent and Administrator Sentinel Administrative Services, Inc.
Counsel Sidley Austin LLP	The financial information included herein is taken from the records of the Funds without examination by an independent registered
Independent Registered Public Accounting Firm	public accounting firm, who did not express an opinion thereon.
PricewaterhouseCoopers LLP

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company,

Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.233.4332, sentinelinvestments.com.

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a)	Not applicable.

(b)	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11.

CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By: /s/ Christian W. Thwaites - ------------------------- Christian W. Thwaites, President & Chief Executive Officer Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites - ------------------------- Christian W. Thwaites, President & Chief Executive Officer

By: /s/ John Birch - -------------------- John Birch, Chief Operations officer Date: September 5, 2008